Employee Benefit Plan, Plan Termination	12 Months Ended
Dec. 31, 2025
EBP002
EBP, Description of Plan [Line Items]
EBP, Plan Termination	Plan Termination
Although it has no present intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan, subject to ERISA and the requirements of the collective bargaining agreements with the Teamsters. In the event of termination, participants are 100% vested in their accounts.